UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 2.4%
Adecoagro SA (a)	130,000	$1,424,800
Pampa Energia SA, ADR (a)	45,000	1,226,700
YPF SA, ADR	85,000	1,569,950

		4,221,450
Brazil — 58.6%
Ambev SA	130,000	753,763
AMBEV SA, ADR	1,950,000	11,271,000
Arezzo Industria e Comercio SA	130,000	1,122,625
Banco Bradesco SA, ADR	1,625,000	14,137,500
BM&FBovespa SA	715,000	4,209,644
BRF SA, ADR	295,366	4,926,705
CCR SA	625,000	3,610,366
Cielo SA	640,000	7,253,886
Iguatemi Empresa de Shopping Centers SA	150,000	1,412,842
Iochpe-Maxion SA	215,000	1,147,144
Itau Unibanco Holding SA, Preference Shares, ADR	1,515,000	15,831,750
Klabin SA, Preference Shares	365,000	1,912,580
Kroton Educacional SA	600,000	2,672,095
Petroleo Brasileiro SA, ADR (a)	1,858,000	14,146,690
Raia Drogasil SA	130,000	2,657,414
Rumo Logistica Operadora Multimodal SA (a)	1,500,000	2,831,236
Sao Martinho SA	60,000	982,606
Telefonica Brasil SA, ADR	125,000	1,892,500
Telefonica Brasil SA, Preference Shares	285,000	4,327,211
Ultrapar Participacoes SA	190,000	4,338,638
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,000	679,127

		102,117,322
Chile — 2.4%
Empresa Nacional de Electricidad SA	600,000	547,099
Empresa Nacional de Electricidad SA, ADR	24,000	655,200
Endesa SA	600,000	280,079
Endesa SA, ADR	24,000	336,240
Itau CorpBanca	132,000,000	1,146,494
SACI Falabella	160,000	1,173,879

		4,138,991
Colombia — 0.5%
Cemex Latam Holdings SA (a)	220,000	888,599
Mexico — 27.0%
Alfa SAB de CV, Series A	1,350,000	2,209,680
Alsea SAB de CV	325,000	1,159,080
Arca Continental SAB de CV	330,000	2,122,736
Cemex SAB de CV, ADR (a)	650,000	4,972,500

Common Stocks	Shares		Value
Mexico (continued)
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)		75,000	$1,357,500
Corp. Inmobiliaria Vesta SAB de CV		865,000	1,245,600
Fibra Uno Administracion SA de CV		800,000	1,631,573
Fomento Economico Mexicano SAB de CV, ADR		90,000	8,055,000
Grupo Aeroportuario del Centro Norte SAB de CV		8,148	50,674
Grupo Aeroportuario del Pacifico SAB de CV, Class B		110,568	1,087,812
Grupo Bimbo SAB de CV, Series A		800,000	2,384,640
Grupo Financiero Banorte SAB de CV, Series O		1,175,000	6,435,240
Grupo Mexico SAB de CV, Series B		2,000,000	4,826,667
Grupo Televisa SAB, ADR		120,000	3,188,400
Mexico Real Estate Management SA de CV (a)		550,000	703,707
PLA Administradora Industrial S de RL de CV (a)		755,000	1,252,696
Wal-Mart de Mexico SAB de CV		1,950,000	4,456,400

			47,139,905
Peru — 5.8%
Compania de Minas Buenaventura SA, ADR (a)		150,000	2,197,500
Credicorp Ltd.		33,000	5,290,890
Grana y Montero SA, ADR		90,000	733,500
Southern Copper Corp.		75,000	1,949,250

			10,171,140
Total Common Stocks — 96.7%			168,677,407

Corporate Bonds	Par (000)
Brazil — 0.4%
Hypermarcas SA, 11.30%, 10/15/18	BRL	687	84,797
Klabin SA:
8.00%, 1/08/19 (b)(c)		1,528	436,037
7.25%, 6/15/20		22	116,756
1.00%, 6/15/22		22	116,756
Lupatech SA, Series 1, 6.50%, 4/15/18 (a)(b)(d)		2,128	32,815

			787,161
Total Corporate Bonds — 0.4%			787,161

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

Participation Notes — 1.1%		Shares	Value
Brazil — 1.1%
Morgan Stanley BV, (Lojas Renner SA), due 2/27/17	USD	185	$1,839,955

Warrants — 0.0%
Brazil — 0.0%
Klabin SA (Expires 06/15/20)		22,282	—
Total Long-Term Investments (Cost — $131,013,949) — 98.2%			171,304,523

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (e)(f)	2,425,195	$2,425,195
Total Short-Term Securities (Cost — $2,425,195) — 1.4%		2,425,195
Total Investments (Cost — $133,439,144*) — 99.6%		173,729,718
Other Assets Less Liabilities — 0.4%		731,850

Net Assets — 100.0%		$174,461,568

* As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$146,148,184

Gross unrealized appreciation	$47,691,430
Gross unrealized depreciation	(20,109,896)

Net unrealized appreciation	$27,581,534

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,410,505	1,014,690	2,425,195	$2,425,195	$8,676
BlackRock Liquidity Series, LLC, Money Market Series	1,070,034	(1,070,034)	—	—	5,624	[1]
Total				$2,425,195	$14,300

[1]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
BRL	Brazilian Real
USD	United States Dollar

2	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$4,221,450	—	—	$4,221,450
Brazil	102,117,322	—	—	102,117,322
Chile	4,138,991	—	—	4,138,991
Colombia	888,599	—	—	888,599
Mexico	47,139,905	—	—	47,139,905
Peru	10,171,140	—	—	10,171,140
Corporate Bonds	—	$266,327	$520,834	787,161
Participation Notes	—	—	1,839,955	1,839,955
Short-Term Securities	2,425,195	—	—	2,425,195

Total	$171,102,602	$266,327	$2,360,789	$173,729,718

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $85,659 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2016	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date:	September 21, 2016